Subsequent Events	12 Months Ended
Dec. 31, 2022
Subsequent Events [Abstract]
Subsequent Events
Note 16 - Subsequent Events

In March 2023, the Company’s compensation committee and board of directors, respectively, has approved the grant of a total of 137,911 options and 86,000 RSUs under the Global Share Incentive Plan (2013), of which options and RSUs granted to directors and office holders are subject to the approval of the Annual General Meeting, which is currently scheduled to convene no later than June 2023, as prescribed under the Israeli Companies Law, 1999 and the Company's Amended and Restated Articles of Association.